Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	4,006,263	4,006,263
Common stock, shares outstanding	3,940,865	3,944,075
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued
Common stock, shares outstanding